CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of note payable, and finance lease obligations
	December 31,	December 31,
	2023	2022
Equity	$106,001	$98,021
Note Payable	-	4,926
Equipment loan obligations	359	-
Finance lease obligations	3,095	1,716
	$109,455	$104,663